Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense
Current year	$ 711	$ 665	$ 384
Adjustment to prior years	38	(287)	(14)
Total	749	378	370
Deferred tax expense
Origination and reversal of temporary differences	(644)	(1,113)	(94)
Adjustment to prior years	(162)	94	(130)
Total	(806)	(1,019)	(224)
Taxation recognised in the profit for the period	(57)	(641)	146
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	(37)	(24)	(110)
Share-based payments		(9)	(51)
Net losses on equity investments measured at fair value through other comprehensive income	(30)
Deferred tax impact of reduction in US tax rate and other tax rates	11	17	25
Total	(56)	(16)	(136)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	(69)	79	(63)
Foreign exchange arising on designating borrowings in net investment hedges		(14)	(83)
Net available for sale (gains)/losses recognised in other comprehensive income		(2)	61
Other			1
Deferred tax impact of reduction in US tax rate	18	(30)
Total	(51)	33	(86)
Taxation related to components of other comprehensive income	$ (107)	$ 17	$ (222)